Summary of significant accounting policies (Property and equipment) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) reporting_unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Number of reporting units | reporting_unit	6
Goodwill impairment loss	$ 123,200,000	$ 0
Estimated useful life, intangible assets	14 years
Impairment of intangible assets		$ 0	$ 0
Trade names [Member]
Property, Plant and Equipment [Line Items]
Impairment of intangible assets	$ 1,900,000
Subsea Technologies [Member]
Property, Plant and Equipment [Line Items]
Goodwill impairment loss	$ 123,200,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	3 years
Estimated useful life, intangible assets	3 years
Minimum [Member] | Trade names [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, intangible assets	10 years	10 years
Minimum [Member] | Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	30 years
Estimated useful life, intangible assets	17 years
Maximum [Member] | Trade names [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, intangible assets	15 years	15 years
Maximum [Member] | Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	10 years